EQUITY INCENTIVE PLAN (Tables)	6 Months Ended
Jun. 30, 2024
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
SCHEDULE OF STOCK OPTION ACTIVITY

The following table summarizes all stock option activity for the period ended June 30, 2024:

	Stock Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (years)	Aggregate Intrinsic Value (thousands)
Outstanding as of December 31, 2023	64,705	$0.001	9.38	$685
Granted	-	-	-	-
Exercised	-	-	-	-
Forfeited/Expired	-	-	-	-
Outstanding as of June 30, 2024	64,705	$0.001	8.88	$690
Exercisable as of June 30, 2024	-	$-	-	$-

SCHEDULE OF STOCK OPTIONS VALUATION ASSUMPTIONS	The grant date fair value of the stock options was estimated using the following assumptions:
Expected term	5 years
Volatility	62.39%
Expected dividend yield	0.00%
Risk-free interest rate	3.52%

Phantom Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
SCHEDULE OF STOCK OPTION ACTIVITY

The following table summarizes the phantom option activity for the period ended June 30, 2024:

	Phantom Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (years)	Aggregate Intrinsic Value (thousands)
Outstanding as of December 31, 2023	53,613	$0.001	9.38	$568
Granted	-	-	-	-
Exercised	-	-	-	-
Forfeited/Expired	-	-	-	-
Outstanding as of June 30, 2024	53,613	$0.001	8.88	$572
Exercisable as of June 30, 2024	-	$-	-	$-

SCHEDULE OF STOCK OPTIONS VALUATION ASSUMPTIONS

The fair value of the phantom options at June 30, 2023 was estimated using the following assumptions:

Expected term	5 years
Volatility	53.00%
Expected dividend yield	0.00%
Risk-free interest rate	4.33%